Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Life and health premiums, net	$ 0	$ (21)	$ (1,175)
Contract charges	0	0	18
Net investment income	517	376	366
Net realized investment gains	0	0	117
Other income	3,996	3,415	5,336
Total revenues	4,513	3,770	4,662
Benefits and expenses
Life and health insurance claims and benefits, net	2	(1)	(1,204)
Interest credited to policyholder account balances	0	0	4
Operating and other expenses	1,709	1,049	1,633
Total benefits and expenses	1,711	1,048	433
Income (loss) before income taxes	2,802	2,722	4,229
Income tax expense (benefit)	723	887	1,449
Net Income (Loss)	2,079	1,835	2,780
Change in unrealized gains (losses), net of tax expense (benefit)	334	(98)	(437)
Reclassification adjustment for (gains) included in net income, net of tax expense (benefit)	0	0	(10)
Other Comprehensive Income (Loss)	334	(98)	(447)
Total Comprehensive Income (Loss)	$ 2,413	$ 1,737	$ 2,333